Document Entity Information	Nov. 15, 2019
Risk/Return:
Document Type	497
Document Period End Date	Nov. 15, 2019
Entity Registrant Name	JNL VARIABLE FUND LLC
Entity Central Index Key	0001072428
Amendment Flag	false
Investment Company Type	N-1A
Document Creation Date	Nov. 15, 2019
Document Effective Date	Nov. 15, 2019
Prospectus Date	Apr. 29, 2019